STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 28,285	$ 92	$ 190,275	$ 6,405	$ (168,487)
Balance, shares at Dec. 31, 2010		33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to consultants	457		457
Stock-based compensation relating to options issued to employees	2,943		2,943
Other comprehensive (loss) income	(2,141)			(2,141)
Net loss	(12,004)				(12,004)
Balance at Dec. 31, 2011	19,581	94	195,714	4,264	(180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622
Employee options exercised	1,749	1	1,748		(180,491)
Employee options exercised, shares		631,689
Issuance of shares	3,663	2	3,661
Issuance of shares, shares		651,000
Stock-based compensation relating to options and warrants issued to consultants	103		103
Stock-based compensation relating to options issued to employees	967		967
Other comprehensive (loss) income	569			569
Net loss	(4,745)				(4,745)
Balance at Jun. 30, 2012	$ 21,887	$ 97	$ 202,193	$ 4,833	$ (185,236)
Balance, shares at Jun. 30, 2012	35,990,311	35,990,311